Client Name:	Flagstar Bank
Client Project Name:	FSMT 2018-5
Start - End Dates:	3/2018 - 7/2018
Deal Loan Count:	219

Loan Level Tape Compare Upload

Loans in Report	219

Loan Number	Field Name	Tape Data	Reviewer Data
495162959	Original Appraised Value	959797.00	1100000.00
495132298	Original Appraised Value	1010000.00	1300000.00
495124537	Original Appraised Value	900000.00	1016000.00
495124537	Qualifying DTI	39.6700	32.9300
495123651	Original Appraised Value	910000.00	1030000.00
495117937	Property Type	SFR-Attached	Attached PUD
495109251	Qualifying DTI	16.5400	13.7400
495108429	Original Appraised Value	1617815.00	1790000.00
495107358	Loan Purpose	Home Improvement	Cashout Refi
495093545	Qualifying DTI	36.3400	32.7900
495089764	Combined LTV	40.50	34.18
495085040	Loan Purpose	Home Improvement	Cashout Refi
495082782	Qualifying DTI	40.4800	32.8800
495078584	Sales Price	XXXXXX	XXXXXX
495071796	Property Type	SFR-Attached	Attached PUD
495070244	Property Type	SFR-Attached	Attached PUD

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